Risks and Financial Instruments - Summary of loss allowance for expected credit losses balances by geographic area (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 468,850	R$ 496,040
Brazil [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	467,545	495,929
United States of America and Canada [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	9	61
Other Latin American countries [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	40	31
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	425	5
Others [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 831	R$ 14